INSURANCE CONTRACTS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Realization of contract service margin	R$ 24,695,113	R$ 24,414,758
Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	24,695,113	24,414,758
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,450,329	2,489,957
Not later than one year [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,450,329	2,489,957
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,180,759	2,423,170
Later than one year and not later than two years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,180,759	2,423,170
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,840,336	1,883,419
Later than two years and not later than three years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,840,336	1,883,419
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,603,463	1,624,982
Later than three years and not later than four years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,603,463	1,624,982
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,410,985	1,405,499
Later than four years and not later than five years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,410,985	1,405,499
Later than five years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	15,209,241	14,587,731
Later than five years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	R$ 15,209,241	R$ 14,587,731